real estate joint ventures and investments in associates	6 Months Ended
Jun. 30, 2025
real estate joint ventures and investments in associates
real estate joint ventures and investments in associates
21	real estate joint ventures and investments in associates
(a)	Real estate joint ventures

During 2025 and 2024, we partnered, as equals, with arm’s-length parties in real estate redevelopment projects in British Columbia.

Summarized financial information

	June 30,	December 31,
As at (millions)	2025	2024
ASSETS
Current assets
Cash and temporary investments, net	$6	$7
Other	1	1
	7	8
Non-current assets
Investment property under development	376	356
Promissory notes [1]	332	320
	708	676
	$715	$684
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$3	$6
Non-current liabilities
Long-term debt – mortgage	21	21
Liabilities	24	27
Owners’ equity
TELUS [2]	346	329
Other partners [1]	345	328
	691	657
	$715	$684

1

Other partners’ equity is gross of $332 (December 31, 2024 – $320) promissory notes issued to the joint ventures by the arm’s-length parties in the real estate redevelopment projects in British Columbia; in the event of dissolution or other wind-up of the partnerships, the other partner’s equity will first be reduced by any amounts of the promissory notes outstanding when determining the equity of the joint ventures.The primary intended method of repayment of the promissory notes is through contribution of in-kind development costs, but may optionally include cash payments.

2

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint ventures.

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Revenue [1]	$—	$6	$—	$13
Interest expense	$—	$2	$—	$5
Net income (loss) and comprehensive income (loss) [2]	$—	$(3)	$—	$(7)

1	Substantially all comparative information summarized in this table is in respect of operations that were held for sale by the TELUS Sky real estate joint venture.
2	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

			Loans and
	Equity [1]		receivables [2]
	June 30,
Periods ended (millions)	2025	June 30, 2024
THREE-MONTH
Balance, beginning of period	$189	$96	$94
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(1)	—
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	—	—	1
Our real estate contributed	—	38	—
Deferred gains on our remaining interests in our real estate contributed	—	(19)	—
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	—	—	(1)
Funds we advanced or contributed, excluding construction credit facilities	—	3	—
Balance, end of period	$189	$117	$94

SIX-MONTH
Balance, beginning of period	$178	$50	$94
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(2)	—
Valuation provision reversal	3	—	—
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	—	—	3
Our real estate contributed	17	114	—
Deferred gains on our remaining interests in our real estate contributed	(8)	(51)	—
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	—	—	(3)
Funds we advanced or contributed, excluding construction credit facilities	—	6	—
Funds repaid to us and earnings distributed	(1)	—	—
Balance, end of period	$189	$117	$94

1	We account for our interests in the real estate joint ventures using the equity method of accounting and such interests are included in our Consolidated statements of financial position as Other long-term assets (see Note 20).
2	Loans and receivables are included in our Consolidated statements of financial position as Other long-term assets (see Note 20) and were comprised of advances under construction credit facilities.
3	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

(b)Investments in associates

As set out in Note 20, we include our investments in associates in our Consolidated statements of financial position as Other long-term assets. As at June 30, 2025, and December 31, 2024, we held an equity interest in Miovision Technologies Incorporated, a Canadian incorporated entity that is complementary to, and is viewed to grow, our existing Internet of Things business; our judgment is that we obtained significant influence over the associate when we acquired our initial equity interest. Miovision Technologies Incorporated is developing a suite of hardware and cloud-based solutions that provide cities with the data and tools they need to reduce traffic congestion, make better urban planning decisions and improve safety on their roads. Our aggregate interests in other individually immaterial associates as at June 30, 2025, totalled $25 million (December 31, 2024 – $44 million).

Miovision Technologies Incorporated
	June 30,	June 30,	December 31,
As at, or for the periods ended, ($ in millions)	2025	2024	2024
Statement of financial position [1]
Current assets	$81		$88
Non-current assets	$409		$408
Current liabilities	$40		$35
Non-current liabilities	$52		$61
Net assets	$398		$400
Statement of income and other comprehensive income [1]
THREE-MONTH
Revenue and other income	$41	$41
Net income (loss)	$(2)	$(8)
Comprehensive income (loss)	$(4)	$(8)
SIX-MONTH
Revenue and other income	$85	$73
Net income (loss)	$(13)	$(18)
Comprehensive income (loss)	$(15)	$(18)
Reconciliation of statement of financial position summary financial information to carrying amounts
Net assets (above)	$398		$400
Our interest	43.4%		43.4%
Our interest in net assets (our carrying amount)	$173		$175

1	As required by IFRS Accounting Standards, this summarized information is not just our share of these amounts.